Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Revenues	$ 204,462	$ 205,594	$ 156,613
Revenues - related party (Note 4)	44,653	36,026	63,731
Total revenues	249,115	241,620	220,344
Expenses:
Voyage expenses (Note 10)	15,165	9,920	6,479
Voyage expenses - related party (Notes 4, 10)	0	360	411
Vessel operating expenses (Note 10)	74,516	66,637	58,625
Vessel operating expenses - related party (Notes 4, 10)	11,629	10,866	11,708
General and administrative expenses (Note 4)	6,234	6,253	6,608
Vessel depreciation and amortization (Note 5)	73,993	71,897	62,707
Impairment of vessel (Notes 5, 8)	3,282	0	0
Operating income	64,296	75,687	73,806
Other income / (expense), net:
Interest expense and finance cost (Note 7)	(26,605)	(24,302)	(20,143)
Other income	792	1,104	1,747
Total other expense, net	(25,813)	(23,198)	(18,396)
Partnership's net income	38,483	52,489	55,410
Preferred unit holders' interest in Partnership's net income	11,101	11,101	11,334
General Partner's interest in Partnership's net income	522	818	879
Common unit holders' interest in Partnership's net income	$ 26,860	$ 40,570	$ 43,197
Net income per (Note 14):
Common unit, basic and diluted	$ 0.22	$ 0.34	$ 0.38
Weighted-average units outstanding:
Common units, basic and diluted	123,845,345	119,803,329	115,030,879
Total Partnership's comprehensive income:	$ 38,483	$ 52,489	$ 55,410